SUPPLEMENT DATED APRIL 6, 2004 TO THE
                                                             CONTRACT PROSPECTUS


The following information supplements, and to the extent inconsistent therewith, replaces the information in the following prospectuses:

     TRAVELERS INDEX prospectus dated May 1, 2003 (supplemented December 19,
     2003)

     PROTECTED EQUITY PORTFOLIO prospectus dated May 1, 2003 (supplemented December 19, 2003)

     PORTFOLIO ARCHITECT prospectus dated May 1, 2003 (supplemented December 17,
     2003)

     PORTFOLIO ARCHITECT II prospectus dated May 1, 2003 (supplemented January 8, 2004)

     PORTFOLIO ARCHITECT ACCESS prospectus dated May 1, 2003 (supplemented January 6, 2004)

     PORTFOLIO ARCHITECT XTRA prospectus dated May 1, 2003 (supplemented December 11, 2003)

     PORTFOLIO ARCHITECT PLUS prospectus dated May 1, 2003 (supplemented December 31, 2003)

     TRAVELERS ACCESS prospectus dated May 1, 2003 (supplemented December 22,
     2003)

     UNIVERSAL ANNUITY prospectus dated May 1, 2003 (supplemented December 2,
     2003)

     TRAVELERS GOLD TRACK SELECT prospectus dated May 1, 2003 (supplemented December 3, 2003)

     TRAVELERS RETIREMENT ACCOUNT ANNUITY prospectus dated May 1, 2003 (supplemented December 18, 2003)

Please retain this supplement and keep it with the prospectus for future reference.

The paragraph entitled "CitiStreet LLC" in the section of the Prospectus entitled "Distribution of Variable Annuity Contracts" is deleted in its entirety and replaced with the following.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

April 2004                                                               L-23172